Provision for Income Taxes - Schedule of the Provisions for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense		$ (486,706)
Current tax provision Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense
Over provision of tax in prior year Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense		(486,706)
Current tax provision Cambodia [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense